Stockholders' Equity (Deficit), Temporary Equity and Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of restricted stock grant activity

Stock Awards
Outstanding at December 31, 2017	-
Granted	-
Forfeited or cancelled	-
Outstanding at December 31, 2018	-
Assumed in recapitalization	43,423
Granted post-recapitalization	813,670
Forfeited or cancelled	-
Outstanding at December 31, 2019	857,093